Share-based compensation - Compensation cost (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Share-based compensation expense
Share-based compensation expense	¥ 0		¥ 0	¥ 414,747
Deferred tax benefit recognized	0		0	0
Employee Stock Option | Origination and servicing
Share-based compensation expense
Share-based compensation expense				70,740
Employee Stock Option | General and administrative
Share-based compensation expense
Share-based compensation expense				344,007
Restricted stock units
Share-based compensation expense
Share-based compensation expense	60,966,646	$ 8,718,114	40,177,807	42,183,463
Total unrecognized compensation expense	¥ 5,757,534		8,277,516	61,832,598	$ 823,316
weighted-average period (in years)	3 years 18 days	3 years 18 days
Deferred tax benefit recognized	¥ 0		0	0
Restricted stock units | Origination and servicing
Share-based compensation expense
Share-based compensation expense	24,122,338	$ 3,449,447	14,643,365	25,396,830
Restricted stock units | General and administrative
Share-based compensation expense
Share-based compensation expense	32,997,428	4,718,570	22,078,845	16,617,520
Restricted stock units | Borrower acquisitions and marketing
Share-based compensation expense
Share-based compensation expense	¥ 3,846,880	$ 550,097	¥ 3,455,597	¥ 169,113